Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
7.	PROPERTY AND EQUIPMENT

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total
Cost
Balance, January 1, 2016	$-	$16,072	$1,400,103	$81,691	$1,497,866
Additions (1) (Note 21)	602,830	667,342	8,498,051	244,860	10,013,083
Disposals (1) (Note 21)	-	(16,072)	(64,747)	(11,734)	(92,553)
Reclassification (1)(2)	-	-	(98,522)	-	(98,522)

Balance, December 31, 2016	602,830	667,342	9,734,885	314,817	11,319,874
Additions	806,182	-	113,433	50,182	969,797
Reclassification	(874,371)	-	874,371	-	-
Effect of changes in foreign exchange rates	46,433	-	72,779	8,914	128,126
Balance,December 31, 2017	581,074	667,342	10,795,468	373,913	12,417,797
Additions	3,667,894	-	-	50,258	3,718,152
Reclassification (3)	(1,086,895)	-	881,221	202,674	(3,000)
Impairment and disposals (3) (Note 21)	-	-	(611,875)	(3,665)	(615,540)
Effect of changes in foreign exchange rates	(19,920)	-	(46,829)	(1,739)	(68,488)
Balance, December 31, 2018	$3,142,153	$667,342	$11,017,985	$621,441	$15,448,921

Accumulated Depreciation
Balance, January 1, 2016	-	3,104	523,198	24,457	550,759
Depreciation for the year	-	83,189	1,320,050	45,286	1,448,525
Impairment and disposals (1)(2)	-	(3,104)	(34,940)	(5,576)	(43,620)
Balance, December 31, 2016	-	83,189	1,808,308	64,167	1,955,664
Depreciation for the year	-	133,499	1,857,474	192,990	2,183,963
Balance, December 31, 2017	-	216,688	3,665,782	257,157	4,139,627
Depreciation for the year	-	133,809	2,201,133	133,662	2,468,604
Impairment and disposals (3)	-	-	(455,158)	(3,665)	(458,823)
Balance, December 31, 2018	-	350,497	5,411,757	387,154	6,149,408

Carrying Amounts
At December 31, 2016	$602,830	$584,153	$7,926,577	$250,650	$9,364,210
At December 31, 2017	$581,074	$450,654	$7,129,686	$116,756	$8,278,170
At December 31, 2018	$3,142,153	$316,845	$5,606,228	$234,287	$9,299,513

(1)
During
2016,
the Company (a) reduced its operations in Toronto and disposed of
$27,806
of its property and equipment for proceeds of
$2,195
and recorded a loss on the disposal of property and equipment of
$16,931.
The Company disposed of an additional
$64,747
of machinery and equipment at a loss of
$29,807
(b) added
$217,722
of new equipment, however, only
$119,200
was purchased during the year,
$98,522
was purchased in
2016
but was classified as a prepaid deposit as it was
not
placed in use at
December 31, 2016 (
c) through the acquisition of DenseLight and BB Photonics, the Company acquired
$8,706,029
of leaseholds improvements, machinery and office equipment (d) purchased an additional
$1,089,332
of machinery and office equipment at DenseLight,
$602,830
of which has
not
yet been placed into service.

(2)
During
2016,
$35,000
was reclassified to non-current assets held for sale and was sold in
July 2016,
while
$63,522
was recorded as an impairment loss on the consolidated statements of operations and deficit (Note
21
).

(3)
During
2018,
$3,000
relating to certain property and equipment were reclassified to non-current assets held for sale and was sold in
December 2018
while
$156,717
was recorded as an impairment loss on the consolidated statements of operations and deficit (Note
21
).